Acquisitions - EMMAC Life Sciences Limited - Additional Information (Details) - EMMAC Life Sciences Limited - Curaleaf International Holdings Limited $ in Millions			12 Months Ended
	Jun. 30, 2021 USD ($)	Apr. 07, 2021	Dec. 31, 2022 T
Acquisitions
Initial release percentage of SVS from trading restrictions		5.00%
Subsequent release percentage of SVS from trading restrictions		5.00%
Minimum dry flower production at the Terra Verde cultivation facilities (in tons) | T			10
Increase (decrease) to accounts receivable, net	$ (15.9)
Increase to prepaid expenses and other current assets	0.5
Increase (decrease) to inventory	2.8
Decrease to biological assets	(3.5)
Increase to other assets	8.7
Increase (decrease) to goodwill	(28.5)
Increase (decrease) to deferred tax liabilities	(22.3)
Decrease to liabilities assumed	(13.5)
Licenses
Acquisitions
Increase (decrease) to intangible assets	1.3
Trade name
Acquisitions
Increase (decrease) to intangible assets	(1.2)
Know How
Acquisitions
Increase (decrease) to intangible assets	$ 0.1